Discontinued Operations - Cash Flows from Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from continuing and discontinued operations [abstract]
Operating activities	$ 940,645	$ 1,280,427
Financing activities	(207,371)	(85,592)
Investing activities	2,371,215	(787,098)
Increase in cash from discontinued operations	$ 3,104,489	$ 407,737